Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		5 Months Ended	8 Months Ended	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended									3 Months Ended								1 Months Ended		3 Months Ended				1 Months Ended	3 Months Ended				1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2011	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2012 Successor	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Dec. 31, 2012 Pro Forma	Dec. 31, 2013 Common Units Successor	Dec. 31, 2012 Common Units Pro Forma		Dec. 31, 2013 Subordinated Units	Dec. 31, 2013 Subordinated Units Successor	Dec. 31, 2012 Subordinated Units Pro Forma		Mar. 31, 2012 First Quarter Predecessor	Mar. 31, 2013 First Quarter Successor	Mar. 31, 2013 First Quarter Common Units Successor	Mar. 31, 2013 First Quarter Subordinated Units Successor	Jun. 30, 2012 Second Quarter Predecessor	Jun. 30, 2013 Second Quarter Successor	Jun. 30, 2013 Second Quarter Common Units Successor	Jun. 30, 2013 Second Quarter Subordinated Units Successor	Aug. 15, 2012 Third Quarter Predecessor	Sep. 30, 2012 Third Quarter Successor	Sep. 30, 2013 Third Quarter Successor		Sep. 30, 2012 Third Quarter Pro Forma		Sep. 30, 2012 Third Quarter Common Units Successor	Sep. 30, 2013 Third Quarter Common Units Successor		Sep. 30, 2012 Third Quarter Common Units Pro Forma		Sep. 30, 2012 Third Quarter Subordinated Units Successor	Sep. 30, 2013 Third Quarter Subordinated Units Successor		Sep. 30, 2012 Third Quarter Subordinated Units Pro Forma		Dec. 31, 2013 Fourth Quarter Successor	Dec. 31, 2012 Fourth Quarter Successor	Dec. 31, 2013 Fourth Quarter Common Units Successor	Dec. 31, 2012 Fourth Quarter Common Units Successor		Dec. 31, 2013 Fourth Quarter Subordinated Units Successor	Dec. 31, 2012 Fourth Quarter Subordinated Units Successor
Quarterly Financial Data [Line Items]
Revenues	$ 70,578	$ 24,277	$ 31,770		$ 46,776	$ 178,970	$ 20,353	$ 46,776	$ 20,353	$ 31,770		$ 178,970	$ 78,546								$ 13,532	$ 24,277			$ 20,643	$ 37,560			$ 12,601	$ 12,729	$ 53,158	[1]	$ 25,330	[1]											$ 63,975	$ 19,041
Gross profit	26,412	15,357	21,717		33,440	83,086	13,906	33,440	13,906	21,717		83,086	55,157								8,756	15,357			15,149	19,736			9,536	9,237	21,289	[1]	18,773	[1]											26,704	12,479
Income from operations	19,930	11,991	17,737		28,254	63,715	11,173	28,254	11,173	17,737		63,715	45,991								7,067	11,991			13,269	15,151			7,918	8,505	15,690	[1]	16,423	[1]											20,883	9,232
Net income	18,372	11,659	17,440		25,020	59,770	9,280	25,020	9,280	17,440	17,440	59,770					28,817												7,069	8,414			15,483
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 18,520	$ 11,677	$ 17,417	$ 17,417	$ 25,020	$ 60,044	$ 9,280	$ 25,020	$ 9,280	$ 17,417		$ 60,044	$ 42,437								$ 6,137	$ 11,677			$ 11,814	$ 14,437					$ 14,417	[1]	$ 15,483												$ 19,513	$ 9,003
Earnings per unit (in USD per share)														$ 2.08	$ 0.68	[2]		$ 2.08	$ 0.68	[2]			$ 0.40	$ 0.40			$ 0.53	$ 0.53							$ 0.33	$ 0.52	[1]	$ 0.33	[1],[2]	$ 0.33	$ 0.52	[1]	$ 0.33	[1],[2]			$ 0.63	$ 0.35	[2]	$ 0.63	$ 0.35	[2]

[1]	The results for the third quarter ended September 30, 2012 include those of our predecessor (July 1 to August 15) combined with the successor (August 16 to September 30)
[2]	Earnings per unit was only calculated for periods subsequent to the August 16, 2012 initial public offering.